Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Detailed Information About Property, Plant and Equipment
Property, plant and equipment, other than those related to oil and natural gas production activities, are depreciated using the straight-line method, over the years of estimated useful life of the assets, as follows:

Years of Estimated Useful Life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20 - 25
Infrastructure for natural gas distribution	20 - 50
Transportation equipment	5 - 25
Furniture, fixtures and installations	10
Selling equipment	10
Other property	10